Outstanding Warrants	12 Months Ended
Dec. 31, 2018
Outstanding Warrants
Outstanding Warrants	Note 9. Outstanding Warrants There were no warrants issued during the years ended December 31, 2018 or 2017. The 400,000 previously outstanding warrants expired on September 20, 2017.